NOTE 15: OPERATING EXPENSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Note 15 Operating Expenses
Salaries and benefits	$ 1,786,804	$ 1,205,514	$ 1,053,305
Rent	272,768	267,272	160,135
Advertising and promotion	306,799	171,814	60,353
Telephone and internet	97,028	0	88,485
Others	54,282	392,408	225,729
Operating Expenses	$ 2,517,681	$ 2,037,008	$ 1,588,007